Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Sales	$ 404,394
Cost of sales	(327,803)
Gross Profit	76,591
Operating expenses
Depreciation and amortization	211,168	84,788
Consulting and professional fees	518,867	863,287
Personnel expenses	512,657	226,822
General and administrative expenses	3,652,167	315,859
Total operating expenses	4,894,859	1,490,756
Operating loss	(4,818,268)	(1,490,756)
Other income (expenses):
Finance income		38,116
Finance expense	(820,127)	(17,749)
Foreign exchange gain (loss), net	(417,418)	44,521
Gain (loss) on debt settlement	(120,623)	21,575
Transaction costs	(70,000)
Other income	126
Total other income (expenses)	(1,428,042)	86,463
Net loss from continuing operations	(6,246,310)	(1,404,293)
Gain from discontinued operation		589,292
Net loss	(6,246,310)	(815,001)
Translation adjustment	448,282	122,144
Comprehensive loss	(5,798,028)	(692,857)
Net loss attributable to:
Shareholders of the Company	(6,196,557)	(815,001)
Non-controlling interest	(49,753)
Net loss	(6,246,310)	(815,001)
Net comprehensive loss attributable to:
Shareholders of the Company	(6,152,223)	(692,857)
Non-controlling interest	354,195
Comprehensive loss	$ (5,798,028)	$ (692,857)
Loss per share from continuing operations – basic (in Dollars per share)	$ (11.8)	$ (45.54)
Loss per share from continuing operations – diluted (in Dollars per share)	(11.8)	(45.54)
Loss per share – basic (in Dollars per share)	(11.8)	(26.43)
Loss per share – diluted (in Dollars per share)	$ (11.8)	$ (26.43)
Weighted average common shares outstanding (in Shares)	525,042	30,840